Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Asia-Pacific Smaller Companies Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aberdeen Asia-Pacific Smaller Companies Fund (the “Asia-Pacific Smaller Companies Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Smaller Companies Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 179 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales” - “Waiver of Class A Sales Charges” and “Reduction of Sales Charges” section on pages 145-147 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Asia-Pacific Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.52%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Asia-Pacific Smaller Companies Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Smaller Companies Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal circumstances, the Asia-Pacific Smaller Companies Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Smaller Companies of Asia-Pacific (excluding Japan) companies.  Based on current market conditions, the Fund considers “Smaller Companies” to be companies that have market capitalizations below $5 billion at the time of purchase; however, this number may fluctuate due to market conditions.  Some companies may outgrow the definition of Smaller Companies after the Fund has purchased their securities.  These companies will continue to be considered Smaller Companies for purposes of the Fund’s minimum 80% allocation to Smaller Companies.

A company is generally considered to be an Asia-Pacific (excluding Japan) company if, as determined by the Fund’s Adviser or Subadviser, it:

•                  is organized under the laws of, or has its principal office in a country in the Asia-Pacific region (excluding Japan);

•                  has its principal securities trading market in a country in the Asia-Pacific region (excluding Japan);

•                  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country in the Asia-Pacific region (excluding Japan); and/or

•                  issues securities denominated in the currency of a country in the Asia-Pacific region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific Smaller Companies Fund.

The portion of the Fund’s assets not invested in equity securities of Asia-Pacific Smaller Companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) region.  While the Fund intends to invest in a number of different countries, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts.  If the Fund invests in derivatives with an underlying asset that meets its 80% policy, the market value of the derivative would be included to meet the 80% minimum.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Asia-Pacific Smaller Companies Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Stock Market Risk — the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk — foreign securities may be more volatile, harder to price and less liquid than U.S. securities.  Foreign investments also may involve risks relating to the impact of currency exchange rate fluctuations.

Emerging Markets Risk — a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk — parts of the Asian-Pacific (ex-Japan) region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. The Asian-Pacific (ex-Japan) region generally refers to the part of the world in or near the Western Pacific Ocean. The area includes much of East Asia, South Asia, Australasia and Oceania, but excludes Japan.  Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk — the investment team may select securities that underperform the relevant stock markets or other funds with similar investment objectives and strategies.

Regional Focus Risk — focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small-Cap Risk — results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk — the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

If the value of the Fund’s investments goes down, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Smaller Companies Fund. The bar chart shows the Fund’s annual total return for Class A. The return in the bar chart does not reflect the impact of sales charges or taxes. If the applicable sales charges or taxes were included, the annual total return would be lower than that shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Smaller Companies Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns - Class A Shares (Years Ended Dec. 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The return in the bar chart does not reflect the impact of sales charges or taxes. If the applicable sales charges or taxes were included, the annual total return would be lower than that shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 17.76% - 1st quarter 2012 Worst Quarter: -3.43% - 2nd quarter 2012
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.43%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum sales charge for Class A.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
MSCI AC Asia ex Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.46%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2011
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	710
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,880
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2011
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,912
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,519
Annual Return 2012	rr_AnnualReturn2012	34.07%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2011
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Class A | After Taxes on Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.63%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,008
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,783
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,816
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,008
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,783
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,816
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2011
Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	222
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,634
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,536
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2011
Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	710
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,880
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2011

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.50% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.
[2]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.